Provisions - Summary of Provisions (Detail) - Sales returns and allowances [member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Balance, beginning of year	$ 18,037.8	$ 10,163.5	$ 10,445.5
Provision	44,833.6	36,519.3	17,723.2
Payment	(48,884.7)	(28,569.3)	(18,133.1)
Effect of acquisition of subsidiary			126.0
Effect of exchange rate changes	(24.9)	(75.7)	1.9
Balance, end of year	$ 13,961.8	$ 18,037.8	$ 10,163.5